Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of lease
	Classification on the Balance Sheet	Year ended December 31, 2021
Assets :
Operating lease assets	Operating lease right of use assets, net	944
Liabilities:
current
Operating lease liabilities	Operating lease liabilities, current	538
Long term
Operating lease liabilities	Operating lease liabilities, non-current	565

Remaining Lease Term
Vehicles		0.16 - 2.67 years
Facilities rent		1.25-4.75 years

Weighted Average Discount Rate
Vehicles		3.5%
Facilities rent		3.5%

Schedule of future minimum lease payments
Future lease payments are:
2022	551
2023	304
2024	166
2025	105
2026	43
1,169

Schedule of operating lease costs
Year ended December 31, 2021
Operating cash out flows from operating lease	159